Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 18, 2024
Entity Registrant Name	dei_EntityRegistrantName	RBB FUND TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001618627
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2024
Prospectus Date	rr_ProspectusDate	Dec. 18, 2024
Tweedy, Browne Insider + Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Tweedy, Browne Insider + Value ETF (the “Fund”) is long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) and pursues its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies that Tweedy, Browne Company LLC (“Tweedy, Browne” or the “Adviser”) believes are undervalued, and where either the company’s “insiders” have been actively purchasing the company’s equity securities and/or the company is conducting “opportunistic share buybacks.” For the purposes of the 80% policy, the Adviser considers a company’s “insiders” to be corporate officers, such as the Chairman, Chief Executive Officer, President, Chief Financial Officer, Treasurer, and/or directors, or controlling shareholders, who would typically own 10% or more of the company's outstanding shares, and the Adviser principally intends to determine whether such insiders are “actively” purchasing a company’s equity securities at a price that is less than the Adviser’s view of such securities’ intrinsic value by reference to public reports filed under the Securities Exchange Act of 1934, or comparable publicly available information of foreign companies. The Adviser defines an “opportunistic share buyback” as a company’s publicly announced program or offer to repurchase equity securities of which it is the issuer at a price less than the Adviser’s view of such securities’ intrinsic value, or which is effective during a period in which the price the company would pay in the market for such securities is less than the Adviser’s view of such securities’ intrinsic value.

Equity securities in which the Fund will invest include common stock, preferred stock, and depositary receipts. The Adviser uses a largely quantitative, decision-rule based investment process to identify companies across a broad cross-section of market capitalizations that it believes are undervalued and where company “insiders” have been actively purchasing the company’s equity securities or where the company has announced an equity security buyback program or offer that reflects, or could be executed at, a price lower than the Adviser’s view of such securities’ intrinsic value. The investment universe from which the Adviser makes its selections consists of companies in the U.S., Europe, the United Kingdom, and Asia, among others, and may include emerging markets. The Adviser may seek to reduce currency risk by hedging its foreign currency exposure back into the U.S. dollar (generally through the use of forward currency contracts), where practicable. The Fund may also invest in securities of foreign issuers either directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), or Non-Voting Depositary Receipts (“NVDRs”). By investing in ADRs rather than investing directly in the securities of foreign issuers, the Fund can avoid currency risks during the settlement period for purchase and sales.

The Adviser uses additional filtering criteria for investment decisions including a required minimum average daily trading volume (liquidity factor) for each security, a minimum amount of insider “free will” purchases (i.e., a stock purchase by an insider that is not required by the insider’s employee compensation plan), a qualifying proprietary multi-factor Tweedy, Browne “Value” score and/or Tweedy, Browne “Total” score, which as of November 30, 2024, includes a total of 33 scored data items, and a market price for the security that is at or around the price paid by the insider or the prices paid by the particular company in opportunistic share buybacks. The Tweedy, Browne “Value” and “Total” scores are based on a multi-factor proprietary model that has been informed by empirical research conducted by the Adviser, as well as information and data derived from external sources.

The Adviser’s strategy seeks diversification by issue, industry, country and market capitalization, and generally targets position sizes for individual securities that, at the time of investment, are no more than 2% of the Fund’s total assets. The Adviser has retained Exchange Traded Concepts, LLC (the “Sub-Adviser”) to provide sub-advisory services.

The Adviser utilizes a proprietary systematic buy and sell discipline that seeks continuous refreshment of the Fund as new ideas present themselves. The Adviser’s approach includes use of a proprietary, computer-based quantitative multifactor comparison system, together with qualitative value analysis. The Adviser’s quantitative investment decision aid serves as a tool to aid in both buy and sell decisions by performing filtering and multifactor scoring of companies throughout the world in which an insider purchase transaction(s) has recently been reported. This system produces multifactor score comparisons between existing portfolio companies and prospective new investment opportunities. This comparison generally aids the Adviser in making investment purchase and sale decisions, with higher scoring stocks more likely to be bought and held, and lower scoring stocks more likely to be sold. A sell decision could be influenced by new information, both favorable and unfavorable, since the date of initial purchase by the Fund. Examples of new information include earnings reports, new insider purchase or sale transactions, a new stock buyback program, a sale of newly issued shares by a company, a large debt paydown, an increase in the dividend, a new acquisition resulting in a significant increase in the company's debt, or a proposal to acquire the company, among others.

The Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in all types of money market and short-term debt securities. If the Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at www.tweedy.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tweedy.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Tweedy, Browne Insider + Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
Tweedy, Browne Insider + Value ETF | Active Management Risk
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Risk [Text Block]	rr_RiskTextBlock
●	Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result.

Tweedy, Browne Insider + Value ETF | Value Investing Risk
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Risk [Text Block]	rr_RiskTextBlock
●	Value Investing Risk. Value investing involves buying stocks that are out of favor and/or viewed as undervalued by the Adviser in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Tweedy, Browne Insider + Value ETF | Common Stock Risk
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Risk [Text Block]	rr_RiskTextBlock
●	Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Tweedy, Browne Insider + Value ETF | Equity Security Risk
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Risk [Text Block]	rr_RiskTextBlock
●	Equity Security Risk. The Fund will invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Tweedy, Browne Insider + Value ETF | Company and Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Tweedy, Browne Insider + Value ETF | Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Strategy Risk. The Adviser’s value strategy for managing the Fund relies on a largely quantitative, decision-rule based investment process that, among other things described above under “Principal Investment Strategies,” takes into account observed data regarding purchases in the market by a company and/or its insiders. The Adviser’s quantitative and decision-rule based approach for this strategy is based on the Adviser’s own proprietary research. There is no guarantee that the equity securities the Fund purchases, or the price at which they are purchased, will represent a discount to such securities’ intrinsic value, or that the Adviser’s view of such securities’ intrinsic value will ever be realized. The nature of the value strategy that the Adviser implements for the Fund relies more on observed market data and observed behavior by market participants, than traditional in-depth fundamental value analysis of a company. This aspect of the Fund’s strategy may exacerbate the risk that securities the Fund purchases will turn out not to be undervalued or will not realize the Adviser’s view of such securities’ intrinsic value, all of which could result in you losing money on your investment in the Fund. Moreover, the publicly available data set of company or insider equity security purchases in the market may be incomplete, under-inclusive, or not timely, and these limitations may result in the Fund underperforming, losing money, or not performing to its full potential. The Adviser’s research and development of the Fund’s strategy is based on past performance and historical publicly available purchasing data, and there is no guarantee that past performance or trends will lead to positive future results.

Tweedy, Browne Insider + Value ETF | Quantitative Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Quantitative Investing Risk. To implement its investment strategy, the Adviser may require access to large amounts of financial data and other data supplied by various data providers. The inability to access large amounts of financial and other data from data providers could adversely affect the Adviser’s ability to use quantitative methods to select investments. The Adviser uses quantitative methods as part of its investment selection process for the Fund. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, changing sources of market returns, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues), among others. Any errors or imperfections in quantitative databases, historical financial databases, and historical databases with other information, analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

Tweedy, Browne Insider + Value ETF | Currency Hedging Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Currency Hedging Risk. The Fund’s practice of hedging exposure to foreign currencies where practicable, tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the Fund’s investments are denominated. Conversely, this practice tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the Fund’s investments are denominated. Because the Fund’s currency hedging techniques involve the use of derivative instruments such as forward currency contracts, the Fund is also subject to the risk of possible default by the other party to those instruments. The use of currency hedging techniques may impose costs on the Fund. As a result of practical considerations, fluctuations in a security’s prices, and fluctuations in currencies, the Fund’s hedges are generally expected to approximate, but will generally not equal, the Fund’s foreign currency exposure.

Tweedy, Browne Insider + Value ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, Sub-Adviser, custodian, transfer agent (the “Transfer Agent”), the Fund’s distributor (the “Distributor”), and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Tweedy, Browne Insider + Value ETF | Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Depositary Receipts Risk. The Fund may purchase depositary receipts (ADRs, EDRs, GDRs, IDRs, and NVDRs) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts may be issued in a sponsored program, in which an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, in which the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers.

Tweedy, Browne Insider + Value ETF | Preferred Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Preferred Stock Risk. Preferred stocks are usually entitled to rights on liquidation that are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks. Preferred stocks may pay cumulative dividends. Because the dividend rate is pre-established, and because preferred stocks are senior to common stocks, preferred stocks tend to have less possibility of capital appreciation. There are also other special risks associated with investing in preferred stocks, including deferral of distributions, subordination to securities senior in the issuer’s capital structure, limited voting rights, and special redemption rights that may be exercised by the issuer.

Tweedy, Browne Insider + Value ETF | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Derivatives Risk. The Fund may invest in derivative instruments, including forward currency exchange contracts, which may be leveraged and may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Additionally, the Fund intends to maintain its status as a “limited derivatives user” under Rule 18f-4 of the 1940 Act. If the Fund were not able to maintain such status, it would be required to apply a value-at-risk based limit to its use of derivative instruments and financing transactions, comply with other requirements, and adopt and implement a derivatives risk management program.

Tweedy, Browne Insider + Value ETF | Foreign Securities Risk
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Risk [Text Block]	rr_RiskTextBlock
●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.

Tweedy, Browne Insider + Value ETF | Emerging Markets Risk
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Risk [Text Block]	rr_RiskTextBlock
●	Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available of an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Tweedy, Browne Insider + Value ETF | Foreign Custody Risk
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Risk [Text Block]	rr_RiskTextBlock
●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often underdeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Tweedy, Browne Insider + Value ETF | ETF Risk
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Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

○	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

○	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

○	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

○	Closure of Underlying Securities Market. To the extent that all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s Shares are listed and trading in that market is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s domestic trading day. In turn, this could lead to differences between the market price of the Fund’s Shares and the underlying value of its Shares.

Tweedy, Browne Insider + Value ETF | European Investments Risk
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Risk [Text Block]	rr_RiskTextBlock
●	European Investments Risk. The Fund invests in European securities. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Securities of issuers that are located in, or have significant operations in or exposure to, member states of the European Union (the “EU”) are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility, economic and financial difficulties, and other adverse trends in recent years. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, and adverse changes in the value and exchange rate of the euro and other currencies, may adversely affect the value of investments held by the Fund.

Tweedy, Browne Insider + Value ETF | Asian Investments Risk
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●	Asian Investments Risk. The Fund invests in Asian securities. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products.

Tweedy, Browne Insider + Value ETF | United Kingdom Investments Risk
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●	United Kingdom Investments Risk. Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the European Union single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Tweedy, Browne Insider + Value ETF | Inflation and Deflation Risk
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●	Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Tweedy, Browne Insider + Value ETF | Large-Cap Companies Risk
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●	Large-Cap Companies Risk. Securities of companies with certain market capitalizations may perform differently from the equities markets generally. At times, large-cap companies may underperform as compared to small- or mid-capitalization companies, and vice versa. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

Tweedy, Browne Insider + Value ETF | Micro-Cap, Small-Cap and Mid-Cap Companies Risk
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●	Micro-Cap, Small-Cap and Mid-Cap Companies Risk. Securities of companies with micro-, small- and mid-size capitalizations tend to be riskier than securities of companies with large capitalizations. This is because micro-, small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of micro-, small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on micro-, small- and mid-cap stocks are frequently negligible. Moreover, micro-, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of micro-, small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for micro- and small-cap securities may be thinly traded and as a result, greater fluctuations in the price of micro- and small-cap securities may occur. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Tweedy, Browne Insider + Value ETF | New Fund Risk
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●	New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (the “Board”) of the Trust may determine to liquidate the Fund.

Tweedy, Browne Insider + Value ETF | Sector Risk
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●	Sector Risk. To the extent that the Fund focuses its investments in the securities of issuers in one or more sectors, the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as adverse economic, business, political, environmental, or other developments. The Fund may concentrate its portfolio investments in the following sector, among others:

o	Financial Sector Risk. The operations and business of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

Tweedy, Browne Insider + Value ETF | Buyback Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Buyback Strategy Risk. The Fund’s buyback strategy is based, in part, on the premise that stocks of companies that engage in share buyback purchases are often anticipated to perform well because they typically are a signal that a company’s management believes its shares are undervalued. This positive signal from management may cause the value of such shares to rise. There is no certainty that management of a company undertook a buyback strategy because it believes its stock is undervalued; a company could be using buybacks to increase their price to earnings or other ratios, to alleviate excessive dilution, as a defensive measure, or to cut their own capital expenditures, thereby potentially limiting future growth.

Tweedy, Browne Insider + Value ETF | Tweedy, Browne Insider + Value ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COPY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 255

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.